Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
ANZ Group Holdings Ltd.	8,728	$209,051
APA Group	3,774	22,666
Aristocrat Leisure Ltd.	1,725	71,372
ASX Ltd.	514	18,965
BHP Group Ltd.	14,769	421,038
BlueScope Steel Ltd.	1,530	22,891
Brambles Ltd.	3,784	61,488
CAR Group Ltd.	1,042	24,330
Cochlear Ltd.	206	38,674
Coles Group Ltd.	4,130	59,565
Commonwealth Bank of Australia	4,902	550,029
Computershare Ltd.	1,562	37,316
CSL Ltd.	1,403	163,501
Evolution Mining Ltd.	5,872	41,554
Fortescue Ltd.	5,033	69,995
Goodman Group	5,968	128,719
Insurance Australia Group Ltd.	6,277	32,269
James Hardie Industries PLC(a)	1,687	35,530
Lottery Corp. Ltd. (The)	6,029	21,686
Macquarie Group Ltd.	1,039	148,197
Medibank Pvt Ltd.	8,032	25,634
National Australia Bank Ltd.	9,048	257,959
Northern Star Resources Ltd.	3,960	63,854
Origin Energy Ltd.	5,130	41,111
Pro Medicus Ltd.	168	28,846
Qantas Airways Ltd.	2,146	14,297
QBE Insurance Group Ltd.	4,469	57,983
REA Group Ltd.	179	24,941
Rio Tinto Ltd.	1,133	98,374
Santos Ltd.	9,163	37,844
Scentre Group	16,275	43,354
SGH Ltd.	476	15,082
Sigma Healthcare Ltd.	13,538	27,524
Sonic Healthcare Ltd.	1,239	17,149
South32 Ltd.	14,080	29,119
Stockland	7,307	30,210
Suncorp Group Ltd.	3,046	39,101
Telstra Group Ltd.	12,387	39,574
Transurban Group	9,056	85,685
Vicinity Ltd.	9,584	15,833
Washington H Soul Pattinson & Co. Ltd.	1,003	24,645
Wesfarmers Ltd.	3,255	178,654
Westpac Banking Corp.	10,085	255,196
WiseTech Global Ltd.	541	24,400
Woodside Energy Group Ltd.	5,395	87,428
Woolworths Group Ltd.	3,542	65,807
Xero Ltd.(a)	512	48,438
		3,856,878
Austria — 0.1%
Erste Group Bank AG	895	92,712
OMV AG	449	24,581
Verbund AG	199	15,359
		132,652
Belgium — 0.3%
Ageas SA	385	25,479
Anheuser-Busch InBev SA	2,900	176,834
Argenx SE(a)	173	141,595
D'ieteren Group	72	13,152
Elia Group SA, Class B	145	17,477
Groupe Bruxelles Lambert NV	220	19,336
Security	Shares	Value
Belgium (continued)
KBC Group NV	637	$76,637
Lotus Bakeries NV	1	8,725
Sofina SA	66	18,140
Syensqo SA(b)	231	19,068
UCB SA	353	90,771
		607,214
Canada — 3.4%
Agnico Eagle Mines Ltd.	1,476	237,393
Alamos Gold Inc., Class A	1,234	38,044
Alimentation Couche-Tard Inc.	2,232	113,434
AltaGas Ltd.	1,000	29,354
ARC Resources Ltd.	1,532	28,258
AtkinsRealis Group Inc.	486	34,273
Bank of Montreal	2,119	263,230
Bank of Nova Scotia (The)	3,571	234,214
Barrick Mining Corp.	4,933	161,930
BCE Inc.	199	4,549
Bombardier Inc., Class B(a)	258	36,049
Brookfield Asset Management Ltd., Class A	1,201	64,967
Brookfield Corp., Class A	6,048	278,521
Brookfield Renewable Corp.	352	15,239
CAE Inc.(a)	826	23,192
Cameco Corp.	1,239	126,625
Canadian Imperial Bank of Commerce	2,741	227,109
Canadian National Railway Co.	1,526	146,328
Canadian Natural Resources Ltd.	6,094	194,958
Canadian Pacific Kansas City Ltd.	2,696	194,009
Canadian Tire Corp. Ltd., Class A, NVS	130	14,909
Canadian Utilities Ltd., Class A, NVS	384	10,754
CCL Industries Inc., Class B, NVS	417	23,262
Celestica Inc.(a)	339	116,711
Cenovus Energy Inc.	4,143	70,008
CGI Inc.	594	51,694
Constellation Software Inc.	57	150,006
Descartes Systems Group Inc. (The)(a)	245	21,638
Dollarama Inc.	835	108,537
Element Fleet Management Corp.	1,124	30,317
Emera Inc.	904	42,978
Empire Co. Ltd., NVS	417	14,167
Enbridge Inc.	6,348	296,003
Fairfax Financial Holdings Ltd.	57	92,542
First Quantum Minerals Ltd.(a)	2,325	48,272
FirstService Corp.	133	21,171
Fortis Inc./Canada	1,508	75,800
Franco-Nevada Corp.	546	101,990
George Weston Ltd.	535	32,530
GFL Environmental Inc.	680	29,730
Gildan Activewear Inc.	377	21,985
Great-West Lifeco Inc.	839	35,569
Hydro One Ltd.(c)	947	34,928
iA Financial Corp. Inc.	235	27,740
IGM Financial Inc.	238	9,155
Imperial Oil Ltd.	531	46,965
Intact Financial Corp.	514	95,881
Ivanhoe Mines Ltd., Class A(a)(b)	2,454	24,548
Keyera Corp.	579	17,095
Kinross Gold Corp.	3,353	77,983
Loblaw Companies Ltd.	1,720	68,356
Lundin Gold Inc.(b)	319	21,687
Lundin Mining Corp.	1,887	30,352
Magna International Inc.	807	38,125
Manulife Financial Corp.	5,090	164,725

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Metro Inc./CN	640	$42,661
National Bank of Canada	1,144	127,813
Nutrien Ltd.	1,387	75,543
Open Text Corp.	741	28,429
Pan American Silver Corp.	1,277	44,978
Pembina Pipeline Corp.	1,683	63,670
Power Corp. of Canada	1,692	79,259
RB Global Inc.	513	50,899
Restaurant Brands International Inc.	902	59,244
Rogers Communications Inc., Class B, NVS	1,092	42,736
Royal Bank of Canada	4,094	599,761
Saputo Inc.	839	20,273
Shopify Inc., Class A(a)	3,596	625,233
Stantec Inc.	313	34,662
Sun Life Financial Inc.	1,639	99,692
Suncor Energy Inc.	3,548	141,282
TC Energy Corp.	2,959	148,483
Teck Resources Ltd., Class B	1,361	58,387
TELUS Corp.	1,271	18,586
TFI International Inc.	232	20,849
Thomson Reuters Corp.	450	68,930
TMX Group Ltd.	842	31,055
Toromont Industries Ltd.	232	27,874
Toronto-Dominion Bank (The)	5,004	410,866
Tourmaline Oil Corp.	1,041	45,787
Wheaton Precious Metals Corp.	1,353	130,665
Whitecap Resources Inc.	3,597	26,775
WSP Global Inc.	381	72,840
		7,717,021
China — 0.0%
Wharf Holdings Ltd. (The)	3,000	7,884
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	11	22,673
AP Moller - Maersk A/S, Class B, NVS	14	28,783
Carlsberg A/S, Class B	297	34,921
Coloplast A/S, Class B	377	34,098
Danske Bank A/S	2,017	90,146
Demant A/S(a)	320	10,646
DSV A/S	595	126,978
Genmab A/S(a)	199	56,760
Novo Nordisk A/S, Class B	9,432	464,353
Novonesis Novozymes B, Class B	992	59,282
Orsted A/S(a)(c)	1,659	29,712
Pandora A/S	236	31,579
Rockwool AS, Class B	340	11,650
Tryg A/S	794	19,571
Vestas Wind Systems A/S	2,791	57,082
		1,078,234
Finland — 0.2%
Elisa OYJ	449	19,785
Fortum OYJ	1,335	29,770
Kesko OYJ, Class B	774	16,327
Kone OYJ, Class B	946	63,205
Metso OYJ	1,903	31,207
Neste OYJ	1,206	24,989
Nokia OYJ	14,886	101,542
Orion OYJ, Class B	287	20,042
Sampo OYJ, Class A	7,539	84,032
Stora Enso OYJ, Class R	1,530	17,816
UPM-Kymmene OYJ	1,585	42,529
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	1,574	$51,497
		502,741
France — 2.8%
Accor SA	547	27,827
Aeroports de Paris SA	99	13,581
Air Liquide SA	1,717	332,306
Airbus SE	1,741	429,280
Alstom SA(a)	870	21,757
Amundi SA(c)	198	14,678
ArcelorMittal SA	1,496	57,111
Arkema SA	198	11,754
AXA SA	5,190	225,186
BioMerieux	132	16,995
BNP Paribas SA	3,004	232,684
Bollore SE	2,410	13,420
Bouygues SA	612	27,624
Bureau Veritas SA	973	31,975
Capgemini SE	442	68,000
Carrefour SA	1,660	25,001
Cie de Saint-Gobain SA	1,274	123,657
Cie Generale des Etablissements Michelin SCA	1,954	62,421
Covivio SA/France	166	10,650
Credit Agricole SA	3,282	59,245
Danone SA	1,889	166,830
Dassault Aviation SA	44	14,179
Dassault Systemes SE	1,951	55,521
Edenred SE	676	19,431
Eiffage SA	231	28,424
Engie SA	5,094	119,266
EssilorLuxottica SA	872	319,343
Eurofins Scientific SE	353	24,897
Euronext NV(c)	254	36,300
FDJ UNITED	254	7,401
Gecina SA	152	14,126
Getlink SE	997	18,198
Hermes International SCA	92	227,650
Ipsen SA	99	13,913
Kering SA	215	76,350
Klepierre SA	611	23,350
Legrand SA	739	127,616
L'Oreal SA	714	297,960
LVMH Moet Hennessy Louis Vuitton SE	730	515,980
Orange SA	5,301	84,797
Pernod Ricard SA	584	57,197
Publicis Groupe SA	677	67,855
Renault SA	546	21,217
Rexel SA	647	22,435
Safran SA	1,058	375,927
Sanofi SA	3,235	327,262
Sartorius Stedim Biotech	80	19,134
Schneider Electric SE	1,599	455,603
Societe Generale SA	2,028	128,617
Sodexo SA	264	14,618
STMicroelectronics NV	1,995	48,989
Teleperformance SE	165	11,782
Thales SA	278	79,272
TotalEnergies SE	5,951	371,551
Unibail-Rodamco-Westfield, New	339	35,054
Veolia Environnement SA	1,951	64,475
Vinci SA	1,461	195,359
		6,293,031

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 2.4%
adidas AG	499	$94,352
Allianz SE, Registered	1,137	456,894
BASF SE	2,700	133,223
Bayer AG, Registered	2,860	88,959
Bayerische Motoren Werke AG	832	77,580
Beiersdorf AG	287	30,426
Brenntag SE	386	21,438
Commerzbank AG	2,248	81,969
Continental AG	297	22,694
Covestro AG, NVS(a)	515	35,973
CTS Eventim AG & Co. KGaA	184	16,485
Daimler Truck Holding AG	1,350	54,112
Delivery Hero SE, Class A(a)(c)	449	11,404
Deutsche Bank AG, Registered	5,422	194,108
Deutsche Boerse AG	546	138,269
Deutsche Lufthansa AG, Registered	1,401	12,282
Deutsche Post AG, Registered	2,797	128,512
Deutsche Telekom AG, Registered	10,178	315,265
E.ON SE	6,471	120,402
Evonik Industries AG	644	10,792
Fresenius Medical Care AG	547	29,367
Fresenius SE & Co. KGaA	1,206	69,397
GEA Group AG	409	29,255
Hannover Rueck SE	166	47,389
Heidelberg Materials AG	417	97,830
Henkel AG & Co. KGaA	319	23,821
Hensoldt AG(b)	187	19,934
Infineon Technologies AG	3,775	149,841
Knorr-Bremse AG	231	21,494
LEG Immobilien SE	199	15,167
Mercedes-Benz Group AG	2,155	139,826
Merck KGaA	383	50,171
MTU Aero Engines AG	166	72,546
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	390	241,291
Nemetschek SE	166	19,181
QIAGEN NV	614	28,901
Rational AG	17	12,471
Rheinmetall AG	136	267,347
RWE AG	1,771	87,187
SAP SE	3,064	796,862
Scout24 SE(c)	213	24,633
Siemens AG, Registered	2,230	631,976
Siemens Energy AG(a)	1,993	248,298
Siemens Healthineers AG(c)	992	55,601
Symrise AG, Class A	407	33,658
Talanx AG(a)	185	22,528
Vonovia SE	2,157	64,830
Zalando SE(a)(c)	644	18,046
		5,363,987
Hong Kong — 0.5%
AIA Group Ltd.	31,800	309,437
BOC Hong Kong Holdings Ltd.	12,000	58,965
CK Asset Holdings Ltd.	5,836	28,872
CK Infrastructure Holdings Ltd.	2,000	13,009
CLP Holdings Ltd.	4,500	38,382
Futu Holdings Ltd., ADR	147	29,259
Galaxy Entertainment Group Ltd.	7,000	34,876
Hang Seng Bank Ltd.	2,300	44,838
Henderson Land Development Co. Ltd.	4,523	15,911
HKT Trust & HKT Ltd., Class SS	12,740	18,603
Hong Kong & China Gas Co. Ltd.	34,618	32,217
Security	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	3,600	$196,210
Hongkong Land Holdings Ltd.	3,400	20,775
Jardine Matheson Holdings Ltd.(b)	500	29,357
Link REIT	7,640	39,786
MTR Corp. Ltd.(b)	5,000	18,344
Power Assets Holdings Ltd.	4,500	28,587
Sands China Ltd.	5,600	14,595
Sino Land Co. Ltd.	12,000	14,906
SITC International Holdings Co. Ltd.	4,000	14,733
Sun Hung Kai Properties Ltd.	4,500	54,760
Swire Pacific Ltd., Class A	1,500	12,389
Techtronic Industries Co. Ltd.	5,393	62,904
WH Group Ltd.(c)	24,000	23,086
Wharf Real Estate Investment Co. Ltd.	6,000	17,077
		1,171,878
Ireland — 0.1%
AIB Group PLC	6,457	59,510
Bank of Ireland Group PLC	3,037	49,725
Kerry Group PLC, Class A	450	41,050
Kingspan Group PLC	449	33,620
Ryanair Holdings PLC	2,483	75,174
		259,079
Israel — 0.3%
Azrieli Group Ltd.	132	13,926
Bank Hapoalim BM	3,387	68,697
Bank Leumi Le-Israel BM	4,146	84,147
Check Point Software Technologies Ltd.(a)(b)	253	49,507
CyberArk Software Ltd.(a)	139	72,388
Elbit Systems Ltd.	79	37,421
ICL Group Ltd.	2,081	13,632
Isracard Ltd.	0	2
Israel Discount Bank Ltd., Class A	3,515	35,128
Mizrahi Tefahot Bank Ltd.	478	31,078
Monday.com Ltd.(a)	112	22,987
Nice Ltd.(a)	199	27,145
Nova Ltd.(a)	87	30,220
Phoenix Financial Ltd.	660	25,408
Teva Pharmaceutical Industries Ltd., ADR(a)	3,597	73,667
Wix.com Ltd.(a)	165	24,014
		609,367
Italy — 0.8%
Banca Mediolanum SpA	657	13,209
Banca Monte dei Paschi di Siena SpA	5,767	50,579
Banco BPM SpA	3,521	51,299
BPER Banca SpA	4,265	51,103
CNH Industrial NV	2,835	29,739
Davide Campari-Milano NV	1,724	12,002
Enel SpA	23,502	237,741
Eni SpA	6,391	117,847
Ferrari NV	363	145,367
FinecoBank Banca Fineco SpA	1,754	40,132
Generali	2,514	96,779
Infrastrutture Wireless Italiane SpA(c)	671	7,373
Intesa Sanpaolo SpA	41,580	267,997
Leonardo SpA	1,179	69,366
Moncler SpA	732	43,912
Nexi SpA(c)	1,850	9,754
Poste Italiane SpA(c)	1,530	36,888
Prysmian SpA	792	82,577
Recordati Industria Chimica e Farmaceutica SpA	319	18,988
Snam SpA	5,335	32,904

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Stellantis NV	5,725	$58,222
Telecom Italia SpA/Milano(a)	28,677	16,909
Tenaris SA, NVS	1,368	27,189
Terna - Rete Elettrica Nazionale	3,839	39,365
UniCredit SpA	4,084	302,407
Unipol Assicurazioni SpA	1,151	25,199
		1,884,847
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	1,703	50,883
Adyen NV(a)(c)	74	126,798
Aegon Ltd.	4,227	32,213
AerCap Holdings NV	574	74,758
Akzo Nobel NV	514	33,968
ASM International NV	142	92,136
ASML Holding NV	1,147	1,212,734
ASR Nederland NV	462	30,833
BE Semiconductor Industries NV	216	36,827
Coca-Cola Europacific Partners PLC	646	57,384
CVC Capital Partners PLC(c)	621	10,372
DSM-Firmenich AG	544	44,341
EXOR NV, NVS	297	25,738
Heineken Holding NV	408	27,553
Heineken NV	829	64,191
IMCD NV	166	17,201
ING Groep NV	8,818	220,182
InPost SA(a)(b)	575	7,243
JDE Peet's NV	231	8,407
Koninklijke Ahold Delhaize NV	2,727	111,618
Koninklijke KPN NV	11,634	53,836
Koninklijke Philips NV	2,348	64,324
NN Group NV	786	53,790
Prosus NV	3,812	263,480
Randstad NV	352	13,795
Universal Music Group NV	3,227	86,554
Wolters Kluwer NV	665	81,519
		2,902,678
New Zealand — 0.0%
Auckland International Airport Ltd.	4,395	20,455
Contact Energy Ltd.	2,319	12,362
Fisher & Paykel Healthcare Corp. Ltd.	1,660	35,243
Infratil Ltd.	2,675	18,907
Meridian Energy Ltd.	3,872	13,108
		100,075
Norway — 0.1%
Aker BP ASA	939	24,336
DNB Bank ASA	2,531	64,605
Equinor ASA	2,314	55,423
Gjensidige Forsikring ASA	580	15,609
Kongsberg Gruppen ASA	1,241	31,637
Mowi ASA	1,254	27,567
Norsk Hydro ASA	3,838	25,947
Orkla ASA	2,303	23,390
Salmar ASA	169	9,490
Telenor ASA	2,146	31,915
Yara International ASA	482	17,560
		327,479
Portugal — 0.0%
Banco Comercial Portugues SA, Class R	24,267	21,421
EDP Renovaveis SA	849	12,413
EDP SA	8,621	42,856
Galp Energia SGPS SA	1,497	30,076
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	806	$20,759
		127,525
Singapore — 0.5%
CapitaLand Ascendas REIT	10,077	21,817
CapitaLand Integrated Commercial Trust(b)	18,714	34,022
CapitaLand Investment Ltd./Singapore	8,500	17,221
DBS Group Holdings Ltd.	6,540	270,772
Genting Singapore Ltd.	16,500	9,249
Grab Holdings Ltd., Class A(a)	6,385	38,374
Keppel Ltd.	5,100	39,884
Oversea-Chinese Banking Corp. Ltd.	9,925	129,833
Sea Ltd., ADR(a)	1,122	175,312
Sembcorp Industries Ltd.	2,200	11,023
Singapore Airlines Ltd.	3,900	19,853
Singapore Exchange Ltd.	2,900	37,629
Singapore Technologies Engineering Ltd.	4,100	26,712
Singapore Telecommunications Ltd.	22,600	73,768
United Overseas Bank Ltd.	3,700	98,411
Wilmar International Ltd.(b)	6,500	15,620
Yangzijiang Shipbuilding Holdings Ltd.	7,600	20,526
		1,040,026
Spain — 0.9%
Acciona SA	71	15,715
ACS Actividades de Construccion y Servicios SA	464	38,099
Aena SME SA(c)	2,310	62,742
Amadeus IT Group SA	1,271	97,156
Banco Bilbao Vizcaya Argentaria SA	16,961	341,698
Banco de Sabadell SA	15,878	59,525
Banco Santander SA	43,318	441,418
Bankinter SA	1,978	29,817
CaixaBank SA	11,824	124,977
Cellnex Telecom SA(c)	1,372	42,713
Endesa SA	872	31,249
Ferrovial SE	1,454	89,224
Grifols SA	1,177	15,251
Iberdrola SA	18,511	375,148
Industria de Diseno Textil SA	3,201	176,760
International Consolidated Airlines Group SA, Class DI	3,645	20,011
Redeia Corp. SA	961	17,300
Repsol SA	3,669	67,324
Telefonica SA	10,384	52,659
		2,098,786
Sweden — 1.0%
AddTech AB, Class B	760	25,605
Alfa Laval AB	748	35,551
Assa Abloy AB, Class B	2,970	111,923
Atlas Copco AB, Class A	7,808	130,831
Atlas Copco AB, Class B	4,554	68,124
Beijer Ref AB, Class B	972	15,360
Boliden AB(a)	741	33,228
Epiroc AB, Class A	1,952	41,160
Epiroc AB, Class B	1,141	21,294
EQT AB	1,165	40,260
Essity AB, Class B	1,725	47,382
Evolution AB(c)	478	31,848
Fastighets AB Balder, Class B(a)	1,758	12,895
H & M Hennes & Mauritz AB, Class B	1,638	30,935
Hexagon AB, Class B	6,085	74,174
Holmen AB, Class B	269	10,164
Industrivarden AB, Class A	352	14,636
Industrivarden AB, Class C	417	17,298

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Indutrade AB	775	$20,717
Investment AB Latour, Class B	417	10,625
Investor AB, Class B	4,912	161,737
L E Lundbergforetagen AB, Class B	232	12,417
Lifco AB, Class B	645	24,903
Nibe Industrier AB, Class B	4,098	15,947
Nordea Bank Abp	9,176	156,972
Saab AB, Class B	932	51,285
Sagax AB, Class B	711	15,955
Sandvik AB	3,158	95,496
Securitas AB, Class B	1,535	22,612
Skandinaviska Enskilda Banken AB, Class A	4,522	86,323
Skanska AB, Class B	1,077	29,329
SKF AB, Class B	806	20,659
Spotify Technology SA(a)	447	292,928
Svenska Cellulosa AB SCA, Class B	1,628	21,685
Svenska Handelsbanken AB, Class A	4,464	58,252
Swedbank AB, Class A	2,628	79,788
Swedish Orphan Biovitrum AB(a)	545	18,777
Tele2 AB, Class B	1,788	28,404
Telefonaktiebolaget LM Ericsson, Class B	8,454	85,773
Telia Co. AB	7,578	29,832
Trelleborg AB, Class B	628	26,208
Volvo AB, Class B	4,610	126,291
		2,255,583
Switzerland — 2.3%
ABB Ltd., Registered	4,632	344,378
Alcon AG	1,440	107,330
Amrize Ltd.(a)	1,496	77,412
Avolta AG, Registered	278	14,655
Baloise Holding AG, Registered	132	32,781
Banque Cantonale Vaudoise, Registered	80	9,289
Barry Callebaut AG, Registered	12	15,601
Belimo Holding AG, Registered	30	32,368
BKW AG	56	12,533
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6	92,234
Cie Financiere Richemont SA, Class A, Registered	1,558	308,181
EMS-Chemie Holding AG, Registered	26	17,808
Galderma Group AG	383	71,128
Geberit AG, Registered	100	73,102
Givaudan SA, Registered	26	106,513
Helvetia Holding AG, Registered	109	26,784
Holcim AG	1,496	132,996
Julius Baer Group Ltd.	638	43,071
Kuehne + Nagel International AG, Registered	141	27,050
Logitech International SA, Registered	445	53,497
Lonza Group AG, Registered	215	148,464
Nestle SA, Registered	7,545	720,913
Novartis AG, Registered	5,538	685,392
Partners Group Holding AG	66	80,825
Roche Holding AG, Bearer	102	34,605
Roche Holding AG, NVS	2,043	661,769
Sandoz Group AG	1,118	74,545
Schindler Holding AG, Participation Certificates, NVS	106	37,757
Schindler Holding AG, Registered	67	22,649
SGS SA	446	50,295
SIG Group AG	871	9,738
Sika AG, Registered	449	87,999
Sonova Holding AG, Registered	139	37,915
Straumann Holding AG	330	41,482
Swatch Group AG (The), Bearer	81	16,928
Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG, Registered	82	$89,007
Swiss Prime Site AG, Registered	198	28,144
Swiss Re AG	892	162,881
Swisscom AG, Registered	74	54,207
UBS Group AG, Registered	9,269	354,681
VAT Group AG(c)	83	36,272
Zurich Insurance Group AG	419	291,402
		5,326,581
United Kingdom — 3.8%
3i Group PLC	2,855	165,221
Admiral Group PLC	782	33,671
Anglo American PLC, NVS	3,329	125,945
Antofagasta PLC	1,012	37,145
Ashtead Group PLC	1,303	87,034
Associated British Foods PLC	1,044	31,504
AstraZeneca PLC	4,569	753,650
Auto Trader Group PLC(c)	2,347	24,078
Aviva PLC	7,861	69,093
BAE Systems PLC	8,778	216,233
Barclays PLC	42,080	225,701
Barratt Redrow PLC	4,033	19,957
BP PLC	46,397	271,831
British American Tobacco PLC	6,086	311,698
BT Group PLC	16,723	40,814
Bunzl PLC	1,012	30,762
Centrica PLC	16,356	38,548
CK Hutchison Holdings Ltd.	8,336	55,280
Coca-Cola HBC AG, Class DI	694	31,492
Compass Group PLC	4,873	161,295
DCC PLC	287	18,907
Diageo PLC	6,389	146,958
Entain PLC	1,896	19,748
Experian PLC	2,689	125,429
Fresnillo PLC	646	18,891
Glencore PLC	29,148	139,635
GSK PLC	12,162	284,754
Haleon PLC	26,480	123,138
Halma PLC	1,109	51,678
Hikma Pharmaceuticals PLC	579	14,006
HSBC Holdings PLC	51,249	717,457
Imperial Brands PLC	2,185	86,819
Informa PLC	3,968	50,526
InterContinental Hotels Group PLC	404	48,733
Intertek Group PLC	482	32,105
J Sainsbury PLC	4,555	20,441
JD Sports Fashion PLC	7,903	9,684
Kingfisher PLC	4,095	16,608
Land Securities Group PLC	2,211	18,070
Legal & General Group PLC	16,646	52,017
Lloyds Banking Group PLC	175,225	205,449
London Stock Exchange Group PLC	1,399	174,352
M&G PLC	7,708	26,686
Marks & Spencer Group PLC	5,973	31,214
Melrose Industries PLC	3,875	31,922
Mondi PLC, NVS	1,302	14,554
National Grid PLC	14,149	212,152
NatWest Group PLC, NVS	23,554	181,331
Next PLC	353	66,325
Pearson PLC	1,497	20,835
Phoenix Group Holdings PLC	2,458	21,775
Prudential PLC	7,799	108,469
Reckitt Benckiser Group PLC	1,937	148,159

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
RELX PLC	5,431	$240,031
Rentokil Initial PLC	7,146	39,885
Rio Tinto PLC	3,272	235,878
Rolls-Royce Holdings PLC	24,712	380,288
Sage Group PLC (The)	2,638	39,874
Schroders PLC	2,099	10,474
Segro PLC	3,972	36,449
Severn Trent PLC	676	24,711
Shell PLC	17,193	644,555
Smith & Nephew PLC	2,530	46,719
Smiths Group PLC	866	28,677
Spirax Group PLC	231	21,546
SSE PLC	3,111	78,375
Standard Chartered PLC	5,837	119,817
Tesco PLC	18,272	110,266
Unilever PLC	7,159	429,571
United Utilities Group PLC	1,919	30,275
Vodafone Group PLC	57,750	69,911
Whitbread PLC	579	22,043
Wise PLC, Class A(a)	1,763	22,418
WPP PLC	3,072	11,608
		8,613,150
United States — 76.7%
3M Co.	1,560	259,740
Abbott Laboratories	5,096	629,968
AbbVie Inc.	5,146	1,122,034
Accenture PLC, Class A	1,823	455,932
Adobe Inc.(a)	1,242	422,665
Advanced Micro Devices Inc.(a)	4,735	1,212,728
AECOM	381	51,187
Affirm Holdings Inc.(a)	783	56,282
Aflac Inc.	1,485	159,175
Agilent Technologies Inc.	838	122,650
Air Products and Chemicals Inc.	639	155,015
Airbnb Inc., Class A(a)	1,276	161,465
Akamai Technologies Inc.(a)	449	33,720
Albertsons Companies Inc., Class A	1,111	19,654
Alexandria Real Estate Equities Inc.	475	27,655
Align Technology Inc.(a)	220	30,334
Allegion PLC	272	45,089
Alliant Energy Corp.	780	52,120
Allstate Corp. (The)	779	149,194
Alnylam Pharmaceuticals Inc.(a)	386	176,031
Alphabet Inc., Class A	17,029	4,788,385
Alphabet Inc., Class C, NVS	14,344	4,042,426
Altria Group Inc.	4,950	279,081
Amazon.com Inc.(a)	27,933	6,821,797
Amcor PLC	6,661	52,622
Ameren Corp.	792	80,800
American Electric Power Co. Inc.	1,574	189,289
American Express Co.	1,630	587,990
American Financial Group Inc./OH	207	27,258
American Homes 4 Rent, Class A	896	28,314
American International Group Inc.	1,701	134,311
American Tower Corp.	1,377	246,455
American Water Works Co. Inc.	561	72,049
Ameriprise Financial Inc.	279	126,323
AMETEK Inc.	670	135,414
Amgen Inc.	1,565	467,043
Amphenol Corp., Class A	3,549	494,518
Analog Devices Inc.	1,436	336,211
Annaly Capital Management Inc.	1,746	36,963
Security	Shares	Value
United States (continued)
Aon PLC, Class A	602	$205,089
Apollo Global Management Inc.	1,276	158,620
Apple Inc.	43,664	11,805,436
Applied Materials Inc.	2,365	551,282
AppLovin Corp., Class A(a)	681	434,022
Aptiv PLC(a)	645	52,310
Arch Capital Group Ltd.	1,091	94,164
Archer-Daniels-Midland Co.	1,430	86,558
Ares Management Corp., Class A	598	88,929
Arista Networks Inc.(a)	3,157	497,827
Arthur J Gallagher & Co.	751	187,367
AT&T Inc.	20,904	517,374
Atlassian Corp., Class A(a)	475	80,475
Atmos Energy Corp.	450	77,274
Autodesk Inc.(a)	613	184,721
Automatic Data Processing Inc.	1,175	305,853
AutoZone Inc.(a)	48	176,373
AvalonBay Communities Inc.	429	74,612
Avery Dennison Corp.	231	40,400
Axon Enterprise Inc.(a)	218	159,626
Baker Hughes Co., Class A	2,957	143,148
Ball Corp.	765	35,955
Bank of America Corp.	20,890	1,116,571
Bank of New York Mellon Corp. (The)	2,100	226,653
Baxter International Inc.	1,456	26,892
Becton Dickinson & Co.	845	151,010
Bentley Systems Inc., Class B	463	23,534
Berkshire Hathaway Inc., Class B(a)	3,958	1,890,103
Best Buy Co. Inc.	570	46,820
Biogen Inc.(a)	417	64,331
BioMarin Pharmaceutical Inc.(a)	514	27,535
Blackrock Inc.(d)	429	464,525
Blackstone Inc., NVS	2,143	314,250
Block Inc.(a)	1,655	125,681
Boeing Co. (The)(a)	2,214	445,058
Booking Holdings Inc.	95	482,385
Booz Allen Hamilton Holding Corp., Class A	397	34,603
Boston Scientific Corp.(a)	4,332	436,319
Bristol-Myers Squibb Co.	5,946	273,932
Broadcom Inc.	13,069	4,830,694
Broadridge Financial Solutions Inc.	356	78,462
Brown & Brown Inc.	857	68,337
Brown-Forman Corp., Class B, NVS	532	14,486
Builders FirstSource Inc.(a)	352	40,892
Bunge Global SA	417	39,448
Burlington Stores Inc.(a)	172	47,057
BXP Inc.	444	31,608
Cadence Design Systems Inc.(a)	789	267,226
Camden Property Trust	305	30,341
Capital One Financial Corp.	1,868	410,941
Cardinal Health Inc.	698	133,157
Carlisle Companies Inc.	133	43,232
Carlyle Group Inc. (The)	618	32,952
Carnival Corp.(a)	3,099	89,344
Carrier Global Corp.	2,265	134,745
Carvana Co., Class A(a)	360	110,354
Caterpillar Inc.	1,370	790,846
Cboe Global Markets Inc.	302	74,183
CBRE Group Inc., Class A(a)	866	132,004
CDW Corp.	399	63,589
Cencora Inc.	528	178,364
Centene Corp.(a)	1,472	52,065

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CenterPoint Energy Inc.	1,963	$75,065
CF Industries Holdings Inc.	489	40,729
CH Robinson Worldwide Inc.	330	50,817
Charles Schwab Corp. (The)	5,074	479,594
Charter Communications Inc., Class A(a)	281	65,709
Cheniere Energy Inc.	648	137,376
Chevron Corp.	5,728	903,420
Chipotle Mexican Grill Inc., Class A(a)	4,016	127,267
Chubb Ltd.	1,124	311,281
Church & Dwight Co. Inc.	709	62,172
Cigna Group (The)	790	193,084
Cincinnati Financial Corp.	449	69,411
Cintas Corp.	1,056	193,533
Cisco Systems Inc.	11,617	849,319
Citigroup Inc.	5,368	543,403
Citizens Financial Group Inc.	1,288	65,521
Clorox Co. (The)	352	39,586
Cloudflare Inc., Class A(a)	914	231,516
CME Group Inc.	1,067	283,278
CMS Energy Corp.	924	67,960
Coca-Cola Co. (The)	11,914	820,875
Cognizant Technology Solutions Corp., Class A	1,402	102,178
Coinbase Global Inc., Class A(a)	586	201,455
Colgate-Palmolive Co.	2,282	175,828
Comcast Corp., Class A	10,986	305,795
ConocoPhillips	3,657	324,961
Consolidated Edison Inc.	1,045	101,793
Constellation Brands Inc., Class A	426	55,968
Constellation Energy Corp.	931	350,987
Cooper Companies Inc. (The)(a)	600	41,946
Copart Inc.(a)	2,692	115,783
Corning Inc.	2,343	208,714
Corpay Inc.(a)	194	50,508
Corteva Inc.	2,002	123,003
CoStar Group Inc.(a)	1,267	87,182
Costco Wholesale Corp.	1,301	1,185,796
Coterra Energy Inc.	2,221	52,549
CRH PLC	1,944	231,530
Crowdstrike Holdings Inc., Class A(a)	735	399,112
Crown Castle Inc.	1,260	113,677
Crown Holdings Inc.	319	31,000
CSX Corp.	5,623	202,540
Cummins Inc.	414	181,200
CVS Health Corp.	3,703	289,389
Danaher Corp.	1,894	407,930
Darden Restaurants Inc.	353	63,593
Datadog Inc., Class A(a)	871	141,808
DaVita Inc.(a)	117	13,925
Deckers Outdoor Corp.(a)	449	36,594
Deere & Co.	749	345,761
Dell Technologies Inc., Class C	924	149,697
Delta Air Lines Inc.	417	23,927
Devon Energy Corp.	1,900	61,731
Dexcom Inc.(a)	1,136	66,138
Diamondback Energy Inc.	571	81,761
Dick's Sporting Goods Inc.	182	40,304
Digital Realty Trust Inc.	1,007	171,603
DocuSign Inc., Class A(a)	577	42,202
Dollar General Corp.	608	59,985
Dollar Tree Inc.(a)	602	59,670
Dominion Energy Inc.	2,492	146,255
Domino's Pizza Inc.	100	39,846
Security	Shares	Value
United States (continued)
DoorDash Inc., Class A(a)	1,057	$268,869
Dover Corp.	385	69,862
Dow Inc.	2,079	49,584
DR Horton Inc.	811	120,904
DraftKings Inc., Class A (a)	1,193	36,494
DTE Energy Co.	594	80,511
Duke Energy Corp.	2,295	285,269
DuPont de Nemours Inc.	1,202	98,143
Dynatrace Inc.(a)	921	46,575
Eaton Corp. PLC	1,144	436,505
eBay Inc.	1,377	111,964
Ecolab Inc.	745	191,018
Edison International	1,131	62,635
Edwards Lifesciences Corp.(a)	1,717	141,567
Electronic Arts Inc.	696	139,242
Elevance Health Inc.	659	209,035
Eli Lilly & Co.	2,356	2,032,898
EMCOR Group Inc.	138	93,258
Emerson Electric Co.	1,620	226,103
Entegris Inc.	448	41,023
Entergy Corp.	1,288	123,764
EOG Resources Inc.	1,573	166,486
EQT Corp.	1,634	87,550
Equifax Inc.	352	74,307
Equinix Inc.	286	241,959
Equitable Holdings Inc.	976	48,214
Equity LifeStyle Properties Inc.	535	32,662
Equity Residential	1,037	61,639
Erie Indemnity Co., Class A, NVS	69	20,192
Essential Utilities Inc.	768	29,975
Essex Property Trust Inc.	180	45,319
Estee Lauder Companies Inc. (The), Class A	682	65,943
Everest Group Ltd.	119	37,428
Evergy Inc.	677	52,000
Eversource Energy	1,040	76,762
Exelon Corp.	2,979	137,391
Expand Energy Corp.	681	70,354
Expedia Group Inc.	381	83,820
Expeditors International of Washington Inc.	435	53,027
Extra Space Storage Inc.	609	81,326
Exxon Mobil Corp.	12,598	1,440,707
F5 Inc.(a)	165	41,753
FactSet Research Systems Inc.	108	28,814
Fair Isaac Corp.(a)	72	119,486
Fastenal Co.	3,332	137,112
FedEx Corp.	675	171,329
Ferguson Enterprises Inc.	581	144,379
Fidelity National Financial Inc.	689	38,060
Fidelity National Information Services Inc.	1,524	95,280
Fifth Third Bancorp	1,920	79,910
First Citizens BancShares Inc./NC, Class A	26	47,445
First Solar Inc.(a)	312	83,285
FirstEnergy Corp.	1,686	77,269
Fiserv Inc.(a)	1,627	108,505
Flutter Entertainment PLC, Class DI(a)(b)	503	116,993
Ford Motor Co.	11,074	145,402
Fortinet Inc.(a)	1,920	165,946
Fortive Corp.	1,011	50,894
Fox Corp., Class A, NVS	665	42,992
Fox Corp., Class B	482	28,154
Freeport-McMoRan Inc.	4,284	178,643
Gaming and Leisure Properties Inc.	726	32,423

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Garmin Ltd.	487	$104,189
Gartner Inc.(a)	217	53,890
GE HealthCare Technologies Inc., NVS(a)	1,362	102,082
GE Vernova Inc.	792	463,431
Gen Digital Inc.	1,498	39,487
General Dynamics Corp.	682	235,222
General Electric Co.	3,107	959,908
General Mills Inc.	1,547	72,106
General Motors Co.	2,815	194,488
Genuine Parts Co.	413	52,579
Gilead Sciences Inc.	3,653	437,593
Global Payments Inc.	741	57,620
GoDaddy Inc., Class A(a)	422	56,181
Goldman Sachs Group Inc. (The)	893	704,907
Graco Inc.	477	39,004
Halliburton Co.	2,530	67,905
Hartford Insurance Group Inc. (The)	845	104,932
HCA Healthcare Inc.	538	247,308
Healthpeak Properties Inc.	2,033	36,492
HEICO Corp.	116	36,861
HEICO Corp., Class A	239	59,207
Hershey Co. (The)	430	72,941
Hewlett Packard Enterprise Co.	3,847	93,944
Hilton Worldwide Holdings Inc.	716	183,983
Hologic Inc.(a)	709	52,402
Home Depot Inc. (The)	2,910	1,104,607
Honeywell International Inc.	1,889	380,312
Hormel Foods Corp.	839	18,114
Howmet Aerospace Inc.	1,147	236,225
HP Inc.	2,789	77,172
Hubbell Inc., Class B	166	78,020
HubSpot Inc.(a)	144	70,836
Humana Inc.	353	98,201
Huntington Bancshares Inc./Ohio	4,570	70,561
Hyatt Hotels Corp., Class A	138	18,963
IDEX Corp.	232	39,779
IDEXX Laboratories Inc.(a)(b)	242	152,341
Illinois Tool Works Inc.	813	198,307
Illumina Inc.(a)	447	55,222
Incyte Corp.(a)	515	48,142
Ingersoll Rand Inc.	1,203	91,825
Insulet Corp.(a)	199	62,289
Intel Corp.(a)	12,881	515,111
Interactive Brokers Group Inc., Class A	1,268	89,216
Intercontinental Exchange Inc.	1,665	243,573
International Business Machines Corp.	2,728	838,614
International Flavors & Fragrances Inc.	709	44,646
International Paper Co.	1,443	55,758
Intuit Inc.	823	549,394
Intuitive Surgical Inc.(a)	1,053	562,597
Invitation Homes Inc.	1,624	45,716
IQVIA Holdings Inc.(a)	513	111,044
Iron Mountain Inc.	884	91,008
J M Smucker Co. (The)	320	33,136
Jabil Inc.	318	70,243
Jack Henry & Associates Inc.	198	29,490
Jacobs Solutions Inc., NVS	352	54,845
JB Hunt Transport Services Inc.	232	39,176
Johnson & Johnson	7,013	1,324,545
Johnson Controls International PLC	1,947	222,717
JPMorgan Chase & Co.	8,114	2,524,428
Kellanova	837	69,521
Security	Shares	Value
United States (continued)
Kenvue Inc.	5,562	$79,926
Keurig Dr Pepper Inc.	3,795	103,072
KeyCorp	2,817	49,551
Keysight Technologies Inc.(a)	514	94,041
Kimberly-Clark Corp.	979	117,196
Kimco Realty Corp.	2,029	41,919
Kinder Morgan Inc.	5,790	151,640
KKR & Co. Inc.	1,800	212,994
KLA Corp.	386	466,574
Kraft Heinz Co. (The)	2,678	66,227
Kroger Co. (The)	1,823	115,997
L3Harris Technologies Inc.	564	163,052
Labcorp Holdings Inc.	263	66,791
Lam Research Corp.	3,774	594,254
Las Vegas Sands Corp.	1,122	66,591
Leidos Holdings Inc.	353	67,236
Lennar Corp., Class A	642	79,460
Lennox International Inc.	88	44,440
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	579	57,813
Linde PLC	1,378	576,417
Live Nation Entertainment Inc.(a)	485	72,522
Lockheed Martin Corp.	610	300,047
Loews Corp.	546	54,360
Lowe's Companies Inc.	1,632	388,628
LPL Financial Holdings Inc.	232	87,536
Lululemon Athletica Inc.(a)	321	54,743
LyondellBasell Industries NV, Class A	782	36,300
M&T Bank Corp.	468	86,051
Marathon Petroleum Corp.	908	176,978
Markel Group Inc.(a)	40	78,981
Marriott International Inc./MD, Class A	679	176,934
Marsh & McLennan Companies Inc.	1,421	253,151
Martin Marietta Materials Inc.	183	112,197
Marvell Technology Inc.	2,475	232,007
Masco Corp.	644	41,705
Mastercard Inc., Class A	2,501	1,380,527
McCormick & Co. Inc./MD, NVS	741	47,543
McDonald's Corp.	2,096	625,509
McKesson Corp.	365	296,139
Medtronic PLC	3,739	339,127
MercadoLibre Inc.(a)	134	311,853
Merck & Co. Inc.	7,316	629,030
Meta Platforms Inc., Class A	6,351	4,117,671
MetLife Inc.	1,627	129,867
Mettler-Toledo International Inc.(a)	63	89,226
Microchip Technology Inc.	1,595	99,560
Micron Technology Inc.	3,261	729,714
Microsoft Corp.	20,643	10,689,152
Mid-America Apartment Communities Inc.	320	41,034
Molina Healthcare Inc.(a)	166	25,408
Molson Coors Beverage Co., Class B	547	23,915
Mondelez International Inc., Class A	3,774	216,854
MongoDB Inc., Class A(a)	252	90,675
Monolithic Power Systems Inc.	142	142,710
Monster Beverage Corp.(a)	2,129	142,281
Moody's Corp.	477	229,103
Morgan Stanley	3,509	575,476
Motorola Solutions Inc.	482	196,034
MSCI Inc., Class A	232	136,544
Nasdaq Inc.	1,279	109,342
Natera Inc.(a)	365	72,609

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
NetApp Inc.	574	$67,606
Netflix Inc.(a)	1,243	1,390,743
Neurocrine Biosciences Inc.(a)	265	37,951
Newmont Corp.	3,215	260,319
News Corp., Class A, NVS	1,109	29,389
NextEra Energy Inc.	6,016	489,702
Nike Inc., Class B	3,408	220,123
NiSource Inc.	1,340	56,427
Nordson Corp.	155	35,952
Norfolk Southern Corp.	643	182,213
Northern Trust Corp.	561	72,184
Northrop Grumman Corp.	396	231,046
NRG Energy Inc.	560	96,242
Nucor Corp.	679	101,884
Nutanix Inc., Class A(a)	734	52,290
Nvidia Corp.	71,332	14,444,017
NVR Inc.(a)	7	50,476
NXP Semiconductors NV	743	155,376
Occidental Petroleum Corp.	2,047	84,336
Okta Inc.(a)	499	45,673
Old Dominion Freight Line Inc.	568	79,759
Omnicom Group Inc.	545	40,886
ON Semiconductor Corp.(a)	1,272	63,702
ONEOK Inc.	1,796	120,332
Oracle Corp.	4,955	1,301,233
O'Reilly Automotive Inc.(a)	2,518	237,800
Otis Worldwide Corp.	1,124	104,262
Owens Corning	254	32,337
PACCAR Inc.	1,507	148,289
Packaging Corp. of America	254	49,723
Palantir Technologies Inc., Class A(a)	6,610	1,325,107
Palo Alto Networks Inc.(a)	1,933	425,724
Parker-Hannifin Corp.	377	291,357
Paychex Inc.	946	110,710
Paycom Software Inc.	165	30,870
PayPal Holdings Inc.(a)	2,672	185,089
Pentair PLC	482	51,261
PepsiCo Inc.	3,981	581,584
Pfizer Inc.	16,700	411,655
PG&E Corp.	6,399	102,128
Philip Morris International Inc.	4,552	656,990
Phillips 66	1,207	164,321
Pinterest Inc., Class A(a)	1,766	58,455
PNC Financial Services Group Inc. (The)	1,159	211,575
Pool Corp.	114	30,445
PPG Industries Inc.	677	66,177
PPL Corp.	2,082	76,035
Principal Financial Group Inc.	662	55,634
Procter & Gamble Co. (The)	6,831	1,027,177
Progressive Corp. (The)	1,719	354,114
Prologis Inc.	2,709	336,160
Prudential Financial Inc.	1,004	104,416
PTC Inc.(a)	363	72,070
Public Service Enterprise Group Inc.	1,465	118,020
Public Storage	453	126,188
PulteGroup Inc.	627	75,158
Pure Storage Inc., Class A(a)	902	89,027
Qualcomm Inc.	3,159	571,463
Quanta Services Inc.	441	198,066
Quest Diagnostics Inc.	310	54,545
Raymond James Financial Inc.	563	89,331
Realty Income Corp.	2,673	154,981
Security	Shares	Value
United States (continued)
Reddit Inc., Class A(a)	304	$63,521
Regency Centers Corp.	461	31,786
Regeneron Pharmaceuticals Inc.	315	205,317
Regions Financial Corp.	2,511	60,766
Reliance Inc.	143	40,387
Republic Services Inc., Class A	650	135,356
ResMed Inc.	417	102,949
Revvity Inc.	380	35,564
Rivian Automotive Inc., Class A(a)(b)	2,291	31,089
Robinhood Markets Inc., Class A(a)	2,146	314,990
ROBLOX Corp., Class A(a)	1,658	188,548
Rocket Companies Inc., Class A	2,662	44,349
Rocket Lab Corp.(a)	1,260	79,355
Rockwell Automation Inc.	344	126,716
Rollins Inc.	875	50,409
Roper Technologies Inc.	312	139,199
Ross Stores Inc.	976	155,106
Royal Caribbean Cruises Ltd.	745	213,688
Royalty Pharma PLC, Class A	1,188	44,598
RPM International Inc.	384	41,964
RTX Corp.	3,881	692,759
S&P Global Inc.	913	444,823
Salesforce Inc.	2,818	733,835
Samsara Inc., Class A(a)	814	32,698
SBA Communications Corp., Class A	304	58,210
Schlumberger NV	4,378	157,871
Seagate Technology Holdings PLC	608	155,575
Sempra	1,921	176,617
ServiceNow Inc.(a)	605	556,164
Sherwin-Williams Co. (The)	693	239,043
Simon Property Group Inc.	966	169,784
Smurfit WestRock PLC	1,505	55,565
Snap Inc., Class A, NVS(a)	3,017	23,533
Snap-on Inc.	144	48,319
Snowflake Inc.(a)(b)	931	255,913
SoFi Technologies Inc.(a)(b)	3,228	95,807
Solstice Advanced Materials Inc.(a)(b)	472	21,273
Solventum Corp.(a)	405	27,961
Southern Co. (The)	3,216	302,433
SS&C Technologies Holdings Inc.	644	54,688
Starbucks Corp.	3,301	266,952
State Street Corp.	863	99,815
Steel Dynamics Inc.	385	60,368
STERIS PLC	287	67,646
Strategy Inc., Class A(a)(b)	762	205,367
Stryker Corp.	995	354,459
Sun Communities Inc.	393	49,754
Super Micro Computer Inc.(a)	1,499	77,888
Synchrony Financial	1,131	84,124
Synopsys Inc.(a)	545	247,332
Sysco Corp.	1,429	106,146
T Rowe Price Group Inc.	644	66,029
Take-Two Interactive Software Inc.(a)	543	139,209
Tapestry Inc.	607	66,661
Targa Resources Corp.	614	94,581
Target Corp.	1,356	125,728
TE Connectivity PLC, NVS	858	211,935
Teledyne Technologies Inc.(a)	132	69,540
Teradyne Inc.	468	85,064
Tesla Inc.(a)	8,479	3,871,172
Texas Instruments Inc.	2,655	428,676
Texas Pacific Land Corp.	59	55,659

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Textron Inc.	580	$46,870
Thermo Fisher Scientific Inc.	1,093	620,157
TJX Companies Inc. (The)	3,244	454,614
T-Mobile U.S. Inc.	1,492	313,395
Toast Inc., Class A(a)(b)	1,240	44,814
Tractor Supply Co.	1,500	81,165
Trade Desk Inc. (The), Class A(a)	1,301	65,414
Tradeweb Markets Inc., Class A	319	33,619
Trane Technologies PLC	648	290,725
TransDigm Group Inc.	164	214,596
TransUnion	598	48,546
Travelers Companies Inc. (The)	675	181,319
Trimble Inc.(a)	741	59,095
Truist Financial Corp.	3,775	168,478
Twilio Inc., Class A(a)	422	56,919
Tyler Technologies Inc.(a)	122	58,104
Tyson Foods Inc., Class A	797	40,974
U.S. Bancorp	4,543	212,067
Uber Technologies Inc.(a)	5,801	559,797
UDR Inc.	911	30,692
U-Haul Holding Co., NVS	283	13,723
Ulta Beauty Inc.(a)	138	71,743
Union Pacific Corp.	1,747	384,986
United Airlines Holdings Inc.(a)	239	22,476
United Parcel Service Inc., Class B	2,102	202,675
United Rentals Inc.	190	165,524
United Therapeutics Corp.(a)	133	59,242
UnitedHealth Group Inc.	2,649	904,792
Universal Health Services Inc., Class B	184	39,930
Valero Energy Corp.	937	158,878
Veeva Systems Inc., Class A(a)	447	130,166
Ventas Inc.	1,301	96,001
Veralto Corp.	748	73,813
VeriSign Inc.	236	56,593
Verisk Analytics Inc., Class A	410	89,692
Verizon Communications Inc.	12,387	492,259
Vertex Pharmaceuticals Inc.(a)	755	321,305
Vertiv Holdings Co., Class A	1,043	201,153
VICI Properties Inc., Class A	2,987	89,580
Visa Inc., Class A	5,019	1,710,174
Vistra Corp.	1,013	190,748
Vulcan Materials Co.	384	111,168
W R Berkley Corp.	874	62,351
Walmart Inc.	12,872	1,302,389
Walt Disney Co. (The)	5,262	592,606
Warner Bros Discovery Inc.(a)	6,776	152,121
Waste Connections Inc.	741	124,251
Waste Management Inc.	1,159	231,533
Waters Corp.(a)	174	60,830
Watsco Inc.	100	36,801
WEC Energy Group Inc.	904	101,004
Wells Fargo & Co.	9,403	817,779
Welltower Inc.	1,902	344,338
West Pharmaceutical Services Inc.	213	60,081
Western Digital Corp.	1,043	156,669
Westinghouse Air Brake Technologies Corp.	518	105,900
Weyerhaeuser Co.	2,179	50,117
Williams Companies Inc. (The)	3,618	209,374
Williams-Sonoma Inc.	347	67,436
Willis Towers Watson PLC	280	87,668
Workday Inc., Class A(a)	611	146,591
WP Carey Inc.	596	39,336
Security	Shares	Value
United States (continued)
WW Grainger Inc.	134	$131,186
Xcel Energy Inc.	1,717	139,369
Xylem Inc./New York	711	107,254
Yum! Brands Inc.	793	109,601
Zebra Technologies Corp., Class A(a)	142	38,234
Zillow Group Inc., Class C, NVS(a)(b)	528	39,589
Zimmer Biomet Holdings Inc.	579	58,224
Zoetis Inc.	1,285	185,156
Zoom Video Communications Inc., Class A(a)	759	66,208
Zscaler Inc.(a)	302	100,004
		174,616,038
Total Common Stocks — 99.7% (Cost: $179,526,264)		226,892,734
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	165	14,295
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	318	16,638
Henkel AG & Co. KGaA, Preference Shares, NVS	514	41,641
Porsche Automobil Holding SE, Preference Shares, NVS	449	17,840
Sartorius AG, Preference Shares, NVS	76	20,910
Volkswagen AG, Preference Shares, NVS	594	61,857
		173,181
Total Preferred Stocks — 0.1% (Cost: $351,110)		173,181
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(e)	72	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $179,877,374)		227,065,915
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(f)(g)	1,064,808	1,065,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(f)	130,000	130,000
Total Short-Term Securities — 0.5% (Cost: $1,195,340)		1,195,340
Total Investments — 100.3% (Cost: $181,072,714)		228,261,255
Liabilities in Excess of Other Assets — (0.3)%		(722,167)
Net Assets — 100.0%		$227,539,088

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,534,766	$—	$(469,617)(a)	$191	$—	$1,065,340	1,064,808	$903 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(150,000)(a)	—	—	130,000	130,000	2,562	—
BlackRock Inc.	503,235	—	(31,268)	8,418	(15,860)	464,525	429	2,371	—
				$8,609	$(15,860)	$1,659,865		$5,836	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	1	12/19/25	$344	$9,844
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$183,530,517	$43,362,217	$—	$226,892,734
Preferred Stocks	—	173,181	—	173,181
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,195,340	—	—	1,195,340
	$184,725,857	$43,535,398	$—	$228,261,255
Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,844	$—	$—	$9,844

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust